General and Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
General and Administrative Expenses [Line Items]
General and administrative expenses	$ 6,284	$ 1,515	$ 4,221	$ 4,602
General and Administrative Expenses [Member]
General and Administrative Expenses [Line Items]
Salaries and related expenses			1,359	663
Share based payments			1,375	923
Professional services			1,129	2,781
Travel			111	83
Other			247	152
General and administrative expenses			$ 4,221	$ 4,602